Earnings per Share	6 Months Ended
Jun. 30, 2024
Earnings per Share
Earnings per Share

13    Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2024	June 30, 2023

	(in thousands)
Numerator:
Net income	$141,152	$147,021

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	19,348	20,081
Effect of dilutive securities:
Dilutive effect of non-vested shares	172	—
Diluted weighted average common shares outstanding	19,520	20,081
Basic earnings per share	7.30	7.32
Diluted earnings per share	7.23	7.32

	Six months ended
	June 30, 2024	June 30, 2023

	(in thousands)
Numerator:
Net income	$291,650	$293,222

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	19,380	20,214
Effect of dilutive securities:
Dilutive effect of non-vested shares	172	—
Diluted weighted average common shares outstanding	19,552	20,214
Basic earnings per share	15.05	14.51
Diluted earnings per share	14.92	14.51